OTHER INCOME (EXPENSE), NET	9 Months Ended
Sep. 30, 2013
OTHER INCOME (EXPENSE), NET
OTHER INCOME (EXPENSE), NET

6.     OTHER INCOME (EXPENSE), NET

        Other income (expense), net for the years ended December 31, 2011, and 2012, and for the nine months ended September 30, 2012, and 2013, consist of the following (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
Gain (loss) on foreign translation	$—	$43	$31	$(352)
Other non-operating income (loss), net	33	92	126	139

Total	$33	$135	$157	$(213)